Organization and Business Description (Details) $ / shares in Units, ¥ in Millions		1 Months Ended	6 Months Ended
	Mar. 25, 2021 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 29, 2021 shares
Organization and Business Description (Details) [Line Items]
Shares issued (in Shares) | shares	5,000,000
Share price (in Dollars per share) | $ / shares	$ 0.003125
Public offering price (in Dollars per share) | $ / shares	$ 5
Net Proceeds	$ 28,750,000
Universe Inc [Member]
Organization and Business Description (Details) [Line Items]
Equity ownership percentage			100.00%	100.00%
Jiangxi Universe [Member]
Organization and Business Description (Details) [Line Items]
Equity ownership percentage			100.00%	100.00%
Jiangxi [Member]
Organization and Business Description (Details) [Line Items]
Equity ownership percentage			100.00%	100.00%
Over-Allotment Option [Member]
Organization and Business Description (Details) [Line Items]
Shares issued (in Shares) | shares					750,000
Net Proceeds	$ 25,600,000
Universe HK [Member]
Organization and Business Description (Details) [Line Items]
Entity incorporation date description			Universe INC. owns 100% equity interest of Universe Pharmaceuticals (International) Group (“Universe HK”), an entity incorporated on May 21, 2014 in accordance with the laws and regulations in Hong Kong.
Universe Technology [Member]
Organization and Business Description (Details) [Line Items]
Registered capital			$ 4,300,000	¥ 30.5
Capital contribution		$ 500,000
Remaining capital contribution		$ 3,800,000
Jiangxi Universe [Member]
Organization and Business Description (Details) [Line Items]
Entity incorporation date description			(“Jiangxi Universe”) was incorporated on March 2, 1998 in accordance with PRC laws and is engaged in research and development and manufacturing of modernized traditional Chinese medicines.